UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadian Capital Management, LLC

Address:  535 Madison Ave.
          36th Floor
          New York, New York 10022

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York           November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $2,926,315
                                         (thousands)


List of Other Included Managers:

No.      Form 13F File Number        Name

1.       028-12841                   Cadian Fund LP

2.       028-12845                   Cadian Offshore Fund Ltd.



                                                          FORM 13F INFORMATION TABLE
                                                       Cadian Capital Management, LLC
                                                            September 30, 2012



COL 1                          COL 2             COL 3       COL 4            COL 5          COL 6       COL 7         COL 8

                               TITLE                         VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MGRS   SOLE     SHARED NONE
--------------                 ---------         ------      ---------  --------   --- ----  ----------- ----   -----    ------ ----
ALTERA CORP                    COM               021441100    66,450     1,954,400 SH        DEFINED     1,2     1,954,400
AMDOCS LTD                     ORD               G02602103    65,353     1,980,983 SH        DEFINED     1,2     1,980,983
AMKOR TECHNOLOGY INC           COM               031652100    44,805    10,148,373 SH        DEFINED     1,2    10,148,373
AUTODESK INC                   COM               052769106    82,853     2,484,340 SH        DEFINED     1,2     2,484,340
CAREFUSION CORP                COM               14170T101   105,210     3,705,894 SH        DEFINED     1,2     3,705,894
CAVIUM INC                     COM               14964U108       833        25,000 SH        DEFINED     1,2        25,000
COMSCORE INC                   COM               20564W105    46,096     3,022,676 SH        DEFINED     1,2     3,022,676
COMVERSE TECHNOLOGY INC        COM PAR $0.10     205862402    27,036     4,396,158 SH        DEFINED     1,2     4,396,158
DUPONT FABROS TECHNOLOGY INC   COM               26613Q106     1,894        75,000 SH        DEFINED     1,2        75,000
E M C CORP MASS                COM               268648102    14,317       525,000 SH        DEFINED     1,2       525,000
EASTMAN CHEM CO                COM               277432100   115,591     2,027,550 SH        DEFINED     1,2     2,027,550
ENVIVIO INC                    COM               29413T106        55        25,000 SH        DEFINED     1,2        25,000
EXPRESS SCRIPTS HLDG CO        COM               30219G108   188,829     3,015,000 SH        DEFINED     1,2     3,015,000
F5 NETWORKS INC                COM               315616102    21,046       201,125 SH        DEFINED     1,2       201,125
FUSION-IO INC                  COM               36112J107    10,443       345,000 SH        DEFINED     1,2       345,000
GENERAL CABLE CORP DEL NEW     COM               369300108   145,284     4,945,000 SH        DEFINED     1,2     4,945,000
GEORGIA GULF CORP              COM PAR$0.01 NEW  373200302     9,077       250,600 SH        DEFINED     1,2       250,600
INFOBLOX INC                   COM               45672H104     3,415       146,887 SH        DEFINED     1,2       146,887
INVENSENSE INC                 COM               46123D205    14,191     1,187,500 SH        DEFINED     1,2     1,187,500
ISHARES TR                     RUSSELL 2000      464287655    25,032       300,000     PUT   DEFINED     1,2       300,000
JOHNSON CTLS INC               COM               478366107    14,111       515,000 SH        DEFINED     1,2       515,000
KEMET CORP                     COM NEW           488360207    19,472     4,425,400 SH        DEFINED     1,2     4,425,400
LATTICE SEMICONDUCTOR CORP     COM               518415104    40,704    10,600,100 SH        DEFINED     1,2    10,600,100
LIFE TECHNOLOGIES CORP         COM               53217V109    99,699     2,040,722 SH        DEFINED     1,2     2,040,722
LOGMEIN INC                    COM               54142L109    32,591     1,452,990 SH        DEFINED     1,2     1,452,990
LTX-CREDENCE CORP              COM NEW           502403207    18,532     3,222,902 SH        DEFINED     1,2     3,222,902
NATIONAL CINEMEDIA INC         COM               635309107     4,911       300,000 SH        DEFINED     1,2       300,000
NCR CORP NEW                   COM               62886E108   167,453     7,183,739 SH        DEFINED     1,2     7,183,739
NETAPP INC                     COM               64110D104   167,103     5,082,210 SH        DEFINED     1,2     5,082,210
NETSCOUT SYS INC               COM               64115T104    26,206     1,027,285 SH        DEFINED     1,2     1,027,285
NICE SYS LTD                   SPONSORED ADR     653656108    73,986     2,227,150 SH        DEFINED     1,2     2,227,150
OI S.A.                        SPN ADR REP PFD   670851203     2,412       600,000 SH        DEFINED     1,2       600,000
ON SEMICONDUCTOR CORP          COM               682189105   138,245    22,387,901 SH        DEFINED     1,2    22,387,901
ON SEMICONDUCTOR CORP          COM               682189105     3,088       500,000     CALL  DEFINED     1,2       500,000
ON SEMICONDUCTOR CORP          COM               682189105    11,115     1,800,000     CALL  DEFINED     1,2     1,800,000
PANDORA MEDIA INC              COM               698354107     8,213       750,000 SH        DEFINED     1,2       750,000
PARAMETRIC TECHNOLOGY CORP     COM NEW           699173209    25,906     1,190,000 SH        DEFINED     1,2     1,190,000
PMC-SIERRA INC                 COM               69344F106   127,732    22,788,900 SH        DEFINED     1,2    22,788,900
POLYPORE INTL INC              COM               73179V103     2,651        75,000 SH        DEFINED     1,2        75,000
RADWARE LTD                    ORD               M81873107    37,537     1,042,115 SH        DEFINED     1,2     1,042,115
ROCK-TENN CO                   CL A              772739207    74,345     1,030,000 SH        DEFINED     1,2     1,030,000
ROCKWOOD HLDGS INC             COM               774415103    63,222     1,356,700 SH        DEFINED     1,2     1,356,700
RPX CORP                       COM               74972G103    27,394     2,447,105 SH        DEFINED     1,2     2,447,105
SERVICENOW INC                 COM               81762P102     7,736       200,000 SH        DEFINED     1,2       200,000
SHUTTERFLY INC                 COM               82568P304    32,975     1,059,595 SH        DEFINED     1,2     1,059,595
SODASTREAM INTERNATIONAL LTD   USD SHS           M9068E105    60,620     1,547,625 SH        DEFINED     1,2     1,547,625
SODASTREAM INTERNATIONAL LTD   USD SHS           M9068E105     3,917       100,000     CALL  DEFINED     1,2       100,000
SODASTREAM INTERNATIONAL LTD   USD SHS           M9068E105    15,668       400,000     CALL  DEFINED     1,2       400,000
STEC INC                       COM               784774101     8,009     1,186,566 SH        DEFINED     1,2     1,186,566
TERADYNE INC                   COM               880770102    16,353     1,150,000 SH        DEFINED     1,2     1,150,000
TESLA MTRS INC                 COM               88160R101     6,734       230,000 SH        DEFINED     1,2       230,000
TESLA MTRS INC                 COM               88160R101    11,419       390,000     PUT   DEFINED     1,2       390,000
TESLA MTRS INC                 COM               88160R101    32,208     1,100,000     PUT   DEFINED     1,2     1,100,000
TESLA MTRS INC                 COM               88160R101    16,104       550,000     PUT   DEFINED     1,2       550,000
THORATEC CORP                  COM NEW           885175307   187,171     5,409,575 SH        DEFINED     1,2     5,409,575
TW TELECOM INC                 COM               87311L104    20,220       775,000 SH        DEFINED     1,2       775,000
UNISYS CORP                    COM NEW           909214306    13,872       666,278 SH        DEFINED     1,2       666,278
UNIVERSAL DISPLAY CORP         COM               91347P105    12,161       354,243 SH        DEFINED     1,2       354,243
VERINT SYS INC                 COM               92343X100   106,532     3,882,377 SH        DEFINED     1,2     3,882,377
VIRNETX HLDG CORP              COM               92823T108     8,835       347,414 SH        DEFINED     1,2       347,414
VIRNETX HLDG CORP              COM               92823T108     1,272        50,000     PUT   DEFINED     1,2        50,000
VIRNETX HLDG CORP              COM               92823T108     8,265       325,000     PUT   DEFINED     1,2       325,000
WEBMD HEALTH CORP              COM               94770V102       702        50,000 SH        DEFINED     1,2        50,000
WESTLAKE CHEM CORP             COM               960413102    36,530       500,000     PUT   DEFINED     1,2       500,000
YAHOO INC                      COM               984332106   144,574     9,050,000 SH        DEFINED     1,2     9,050,000



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